Fair Value Measurement - Summary of Financial Instruments Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions		Apr. 30, 2022	Jan. 31, 2022	Oct. 31, 2021	Apr. 30, 2021	Jan. 31, 2021	Oct. 31, 2020
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks		$ 27,252		$ 22,424
Securities mandatorily measured and designated at FVTPL		67,953		72,245
Business and government		172,475		150,213
Residential mortgages		261,986		251,526
Debt securities measured at FVOCI		56,343		53,161
Equity securities designated at FVOCI		913		836
FVO securities purchased under resale agreements		64,424		67,572
Derivative instruments		46,665		35,912
Obligations related to securities sold short		18,970		22,790
Obligations related to securities sold under repurchase agreements		66,837		71,880
Derivative instruments		45,054		32,101
At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks		429		296
Securities mandatorily measured and designated at FVTPL		67,953		72,245
Business and government		27,823		25,983
Residential mortgages		7		16
Loans mandatorily measured at FVTPL		27,830		25,999
Debt securities measured at FVOCI		56,343		53,161
FVO securities purchased under resale agreements		5,698		7,090
Derivative instruments		46,665		35,912
Total financial assets		205,831		195,539
Deposits and other liabilities		(22,177)		(19,444)
Obligations related to securities sold short		(18,970)		(22,790)
Obligations related to securities sold under repurchase agreements		(3,854)		(3,975)
Derivative instruments		(45,054)		(32,101)
Total financial liabilities		(90,055)		(78,310)
Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		26,419		27,752
Debt securities measured at FVOCI		48,099		43,431
Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		34,672		38,204
Equity securities designated at FVOCI		913		836
Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		4,147		3,999
Debt securities measured at FVOCI		6,369		7,833
Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		2,715		2,290
Debt securities measured at FVOCI		1,875		1,897
Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		7,630		8,986
Derivative instruments		(10,606)		(8,562)
Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		19,922		11,707
Derivative instruments		(20,797)		(11,039)
Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		134		53
Derivative instruments		(145)		(104)
Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		5,137		6,540
Derivative instruments		(7,472)		(8,779)
Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		157		132
Derivative instruments		(238)		(147)
Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		13,685		8,494
Derivative instruments		(5,796)		(3,470)
Level 1 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		36,407		40,996
Debt securities measured at FVOCI		3,807		5,309
Derivative instruments		3,123		4,996
Total financial assets		43,415		51,426
Obligations related to securities sold short		(7,010)		(11,226)
Derivative instruments		(3,883)		(4,544)
Total financial liabilities		(10,893)		(15,770)
Level 1 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		1,970		3,015
Debt securities measured at FVOCI		3,807		5,309
Level 1 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		34,437		37,981
Equity securities designated at FVOCI		78		125
Level 1 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		22		3
Derivative instruments		(13)
Level 1 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		2,955		4,650
Derivative instruments		(3,199)		(3,422)
Level 1 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		146		343
Derivative instruments		(671)		(1,122)
Level 2 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Deposits with banks		429		296
Securities mandatorily measured and designated at FVTPL		31,430		31,188
Business and government		27,253		24,945
Residential mortgages		7		16
Loans mandatorily measured at FVTPL		27,260		24,961
Debt securities measured at FVOCI		52,536		47,852
FVO securities purchased under resale agreements		5,698		7,090
Derivative instruments		43,481		30,819
Total financial assets		161,192		142,525
Deposits and other liabilities		(21,483)		(18,702)
Obligations related to securities sold short		(11,960)		(11,564)
Obligations related to securities sold under repurchase agreements		(3,854)		(3,975)
Derivative instruments		(40,379)		(27,290)
Total financial liabilities		(77,676)		(61,531)
Level 2 of fair value hierarchy [member] | Government issued or guaranteed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	[1]	24,449		24,737
Debt securities measured at FVOCI		44,292		38,122
Level 2 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		231		219
Equity securities designated at FVOCI		358		319
Level 2 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		4,145		3,997
Debt securities measured at FVOCI		6,369		7,833
Level 2 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL	[2]	2,605		2,235
Debt securities measured at FVOCI		1,875		1,897
Level 2 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		7,591		8,948
Derivative instruments		(9,849)		(8,426)
Level 2 of fair value hierarchy [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		19,922		11,707
Derivative instruments		(20,797)		(11,039)
Level 2 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		92		4
Derivative instruments		(98)		(50)
Level 2 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		2,180		1,877
Derivative instruments		(4,272)		(5,280)
Level 2 of fair value hierarchy [member] | Precious metal derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		157		132
Derivative instruments		(238)		(147)
Level 2 of fair value hierarchy [member] | Other commodity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		13,539		8,151
Derivative instruments		(5,125)		(2,348)
Level 3 of fair value hierarchy [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Total financial assets		1,224	$ 1,266	1,588	$ 1,604	$ 1,506	$ 1,400
Total financial liabilities		(1,486)	$ (1,088)	(1,009)	$ (1,065)	$ (691)	$ (294)
Level 3 of fair value hierarchy [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		116		61
Business and government	[3]	570		1,038
Loans mandatorily measured at FVTPL		570		1,038
Derivative instruments		61		97
Total financial assets		1,224		1,588
Deposits and other liabilities		(694)		(742)
Derivative instruments		(792)		(267)
Total financial liabilities		(1,486)		(1,009)
Level 3 of fair value hierarchy [member] | Corporate equity [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		4		4
Equity securities designated at FVOCI		477		392
Level 3 of fair value hierarchy [member] | Corporate debt [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		2		2
Level 3 of fair value hierarchy [member] | Mortgage and asset backed [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Securities mandatorily measured and designated at FVTPL		110		55
Level 3 of fair value hierarchy [member] | Interest rate derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		17		35
Derivative instruments		(744)		(136)
Level 3 of fair value hierarchy [member] | Credit derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		42		49
Derivative instruments		(47)		(54)
Level 3 of fair value hierarchy [member] | Equity derivatives [member] | At fair value [member]
Disclosures Of Fair Value Hierarchy Of Financial Assets And Financial Liabilities [Line items]
Derivative instruments		2		13
Derivative instruments		$ (1)		$ (77)

[1]	Includes nil related to securities designated at FVTPL (October 31, 2021: $49 million).
[2]	Includes nil related to asset-backed securities designated at FVTPL (October 31, 2021: $4 million).
[3]	Includes $259 million related to loans designated at FVTPL (October 31, 2021: $332 million).